INCOME TAXES - Temporary Differences Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ (514)	$ 0
Investments	(1,314)	0
Insurance-related liabilities	3,763	0
Deferred policy acquisition costs	132	0
Tax credit carryforwards	(73)	0
Value of business acquired and other intangible assets	2,155	0
Reinsurance recoverables	(3,590)	0
Other	(84)	0
Total deferred tax liability	$ 475	$ 0	$ 0	$ 0